Form N-1A Supplement	May 29, 2026
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

SUPPLEMENT DATED MAY 29, 2026,

TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”),

EACH DATED FEBRUARY 28, 2026

This Supplement provides new and additional information beyond that contained in the Prospectus and SAI and should be read in conjunction with the Prospectus and SAI, each dated February 28, 2026.

Change in Indexes for the Credit Ratings Funds and Related Prospectus Changes

At a meeting held on May 19, 2026, the Board of Trustees of BondBloxx ETF Trust (the “Trust”) approved a change to the index provider for each of BondBloxx BB Rated USD High Yield Corporate Bond ETF (the “BB Rated Fund”), BondBloxx B Rated USD High Yield Corporate Bond ETF (the “Single-B Rated Fund”) and BondBloxx CCC Rated USD High Yield Corporate Bond ETF (the “CCC Rated Fund” and together with the BB Rated Fund and Single-B Rated Fund, the “Credit Ratings Funds”) from ICE Data Indices, LLC (“IDI”) to Bloomberg Index Services Limited (“BISL”).

Pursuant to this change, effective June 30, 2026, the new indexes for the Credit Ratings Funds will be as follows: (1) the Bloomberg US High Yield 300MM BB 2% Issuer Capped Index for the BB Rated Fund; (2) the Bloomberg US High Yield 300MM B 2% Issuer Capped Index for the Single-B Rated Fund; and (3) the Bloomberg US High Yield 300MM CCC 2% Issuer Capped Index for the CCC Rated Fund.

Accordingly, effective June 30, 2026, all references to IDI in the Prospectus and the SAI will be deleted in their entirety and replaced with BISL.

Effective as of June 30, 2026, the following changes are hereby made to the Prospectus for the Credit Ratings Funds:

The first, second and third paragraphs under the sub-section entitled “Principal Investment Strategies” under “BondBloxx BB Rated USD High Yield Corporate Bond ETF” in the Fund Overviews section are deleted in their entirety and replaced with the following:

The Fund is diversified and seeks to track the investment results of the Bloomberg US High Yield 300MM BB 2% Issuer Capped Index (the “Index”), which contains a subset of bonds in the Bloomberg US Corporate High Yield Index (the “Underlying Index”) with at least $300 million outstanding that are rated BB1 though BB3, based on Moody’s Investors Services, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) and Fitch Ratings, Inc. (“Fitch”), but caps issuer exposure at 2%. Index constituents are capitalization-weighted, based on their current amount outstanding, provided the total allocation to an individual issuer does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the market value of each of their bonds is adjusted on a pro-rata basis. Similarly, the market values of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. See “More Information About the Funds—Index Construction” for more information about the adjustment formula.

There is no limit to the number of issues in the Index, but as of December 31, 2025, the Index included approximately 1,014. The bonds included in the Index are publicly issued in the United States domestic market. Because the Index is reconstituted and rebalanced monthly, the components of the Index are likely to change over time.

As of December 31, 2025, the bonds eligible for inclusion in the Index include a subset of bonds in the Underlying Index, including U.S. dollar-denominated high yield corporate debt instruments with a minimum par amount outstanding of $150 million, excluding debt issued by emerging markets corporate issuers that: (i) are rated high yield, defined as having a credit rating of Ba1/BB+/BB+ or below based on the middle rating of Moody’s, S&P, and Fitch; if only two agencies rate a bond, the lower rating is used, and if only one agency rates a bond, that single rating is used; (ii) feature a fixed-rate coupon, though original issue zero-coupon bonds, step-up coupon bonds with predetermined schedules, pay-in-kind (PIK) bonds, and toggle notes are permitted, while partial PIK bonds are excluded; (iii) have at least one year remaining until final maturity, regardless of any embedded optionality; and (iv) are registered with the SEC, exempt from registration at issuance, or offered pursuant to Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), with or without registration rights (for instruments issued with both Regulation-S (Reg-S) and Rule 144A tranches, the tranches are consolidated under the 144A tranche to capture the combined amount outstanding and prevent double-counting). Capital securities with fixed-to-floating or fixed-to-variable structures are eligible solely during their fixed-rate term and will exit the index one year prior to their conversion to a floating rate, whereas fixed-rate perpetual bonds, floating-rate issues, inflation-linked bonds, and structured notes are entirely excluded. Senior and subordinated debt issues are eligible—including bullet, putable, sinkable/amortizing, and callable bonds—while defaulted bonds and contingent capital securities with explicit capital ratio or solvency/balance sheet-based triggers are excluded. Bonds with equity-type features such as warrants, convertibles, preferreds, or DRD/QDI-eligible issues, as well as Eurodollar issues, private placements, retail bonds, and illiquid securities with no available pricing, are excluded. For more information regarding the Underlying Index, see “More Information About the Funds—Underlying Index” below.

The first, second and third paragraphs under the sub-section entitled “Principal Investment Strategies” under “BondBloxx B Rated USD High Yield Corporate Bond ETF” in the Fund Overviews section are deleted in their entirety and replaced with the following:

The Fund is diversified and seeks to track the investment results of the Bloomberg US High Yield 300MM B 2% Issuer Capped Index (the “Index”), which contains a subset of bonds in the Bloomberg US Corporate High Yield Index (the “Underlying Index”) with at least $300 million outstanding that are rated B1 through B3, based on Moody’s Investors Services Inc. (“Moody’s”), S&P Global Ratings (“S&P”) and Fitch Ratings, Inc. (“Fitch”), but caps issuer exposure at 2%. Index constituents are capitalization-weighted, based on their current amount outstanding, provided the total allocation to an individual issuer does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the market value of each of their bonds is adjusted on a pro-rata basis. Similarly, the market values of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. See “More Information About the Funds—Index Construction” for more information about the adjustment formula.

There is no limit to the number of issues in the Index, but as of December 31, 2025, the Index included approximately 611 constituents. The bonds included in the Index are publicly issued in the United States domestic market. Because the Index is reconstituted and rebalanced monthly, the components of the Index are likely to change over time.

As of December 31, 2025, the bonds eligible for inclusion in the Index include a subset of bonds in the Underlying Index, including U.S. dollar-denominated high yield corporate debt instruments with a minimum par amount outstanding of $150 million, excluding debt issued by emerging markets corporate issuers that: (i) are rated high yield, defined as having a credit rating of Ba1/BB+/BB+ or below based on the middle rating of Moody’s, S&P, and Fitch; if only two agencies rate a bond, the lower rating is used, and if only one agency rates a bond, that single rating is used; (ii) feature a fixed-rate coupon, though original issue zero-coupon bonds, step-up coupon bonds with predetermined schedules, pay-in-kind (PIK) bonds, and toggle notes are permitted, while partial PIK bonds are excluded; (iii) have at least one year remaining until final maturity, regardless of any embedded optionality; and (iv) are registered with the SEC, exempt from registration at issuance, or offered pursuant to Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), with or without registration rights (for instruments issued with both Regulation-S (Reg-S) and Rule 144A tranches, the tranches are consolidated under the 144A tranche to capture the combined amount outstanding and prevent double-counting). Capital securities with fixed-to-floating or fixed-to-variable structures are eligible solely during their fixed-rate term and will exit the index one year prior to their conversion to a floating rate, whereas fixed-rate perpetual bonds, floating-rate issues, inflation-linked bonds, and structured notes are entirely excluded. Senior and subordinated debt issues are eligible—including bullet, putable, sinkable/amortizing, and callable bonds—while defaulted bonds and contingent capital securities with explicit capital ratio or solvency/balance sheet-based triggers are excluded. Bonds with equity-type features such as warrants, convertibles, preferreds, or DRD/QDI-eligible issues, as well as Eurodollar issues, private placements, retail bonds, and illiquid securities with no available pricing, are excluded. For more information regarding the Underlying Index, see “More Information About the Funds—Underlying Index” below.

The first, second and third paragraphs under the sub-section entitled “Principal Investment Strategies” under “BondBloxx CCC Rated USD High Yield Corporate Bond ETF” in the Fund Overviews section are deleted in their entirety and replaced with the following:

The Fund is diversified and seeks to track the investment results of the Bloomberg US High Yield 300MM CCC 2% Issuer Capped Index (the “Index”) which contains a subset of bonds in the Bloomberg US Corporate High Yield Index (the “Underlying Index”) with at least $300 million outstanding that are rated CCC1 through CCC3, based on Moody’s Investors Services, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) and Fitch Ratings, Inc. (“Fitch”), but caps issuer exposure at 2%. Index constituents are capitalization-weighted, based on their current amount outstanding, provided the total allocation to an individual issuer does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the market value of each of their bonds is adjusted on a pro-rata basis. Similarly, the market values of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. See “More Information About the Funds—Index Construction” for more information about the adjustment formula.

There is no limit to the number of issues in the Index, but as of December 31, 2025, the Index included approximately 228 constituents. The bonds included in the Index are publicly issued in the United States domestic market. Because the Index is reconstituted and rebalanced monthly, the components of the Index are likely to change over time.

As of December 31, 2025, the bonds eligible for inclusion in the Index include a subset of bonds in the Underlying Index, including U.S. dollar-denominated high yield corporate debt instruments with a minimum par amount outstanding of $150 million, excluding debt issued by emerging markets corporate issuers that: (i) are rated high yield, defined as having a credit rating of Ba1/BB+/BB+ or below based on the middle rating of Moody’s, S&P, and Fitch; if only two agencies rate a bond, the lower rating is used, and if only one agency rates a bond, that single rating is used; (ii) feature a fixed-rate coupon, though original issue zero-coupon bonds, step-up coupon bonds with predetermined schedules, pay-in-kind (PIK) bonds, and toggle notes are permitted, while partial PIK bonds are excluded; (iii) have at least one year remaining until final maturity, regardless of any embedded optionality; and (iv) are registered with the SEC, exempt from registration at issuance, or offered pursuant to Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), with or without registration rights (for instruments issued with both Regulation-S (Reg-S) and Rule 144A tranches, the tranches are consolidated under the 144A tranche to capture the combined amount outstanding and prevent double-counting). Capital securities with fixed-to-floating or fixed-to-variable structures are eligible solely during their fixed-rate term and will exit the index one year prior to their conversion to a floating rate, whereas fixed-rate perpetual bonds, floating-rate issues, inflation-linked bonds, and structured notes are entirely excluded. Senior and subordinated debt issues are eligible—including bullet, putable, sinkable/amortizing, and callable bonds—while defaulted bonds and contingent capital securities with explicit capital ratio or solvency/balance sheet-based triggers are excluded. Bonds with equity-type features such as warrants, convertibles, preferreds, or DRD/QDI-eligible issues, as well as Eurodollar issues, private placements, retail bonds, and illiquid securities with no available pricing, are excluded. For more information regarding the Underlying Index, see “More Information About the Funds—Underlying Index” below.

The sub-section entitled “Underlying Index.” under the More Information About the Funds section is deleted in its entirety and replace with the following:

Underlying Index. As of December 31, 2025, the bonds eligible for inclusion in the Index include a subset of bonds in the Underlying Index, including U.S. dollar-denominated high yield corporate debt instruments with a minimum par amount outstanding of $150 million, excluding debt issued by emerging markets corporate issuers that: (i) are rated high yield, defined as having a credit rating of Ba1/BB+/BB+ or below based on the middle rating of Moody’s, S&P, and Fitch; if only two agencies rate a bond, the lower rating is used, and if only one agency rates a bond, that single rating is used; (ii) feature a fixed-rate coupon, though original issue zero-coupon bonds, step-up coupon bonds with predetermined schedules, pay-in-kind (PIK) bonds, and toggle notes are permitted, while partial PIK bonds are excluded; (iii) have at least one year remaining until final maturity, regardless of any embedded optionality; and (iv) are registered with the SEC, exempt from registration at issuance, or offered pursuant to Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), with or without registration rights (for instruments issued with both Regulation-S (Reg-S) and Rule 144A tranches, the tranches are consolidated under the 144A tranche to capture the combined amount outstanding and prevent double-counting). Capital securities with fixed-to-floating or fixed-to-variable structures are eligible solely during their fixed-rate term and will exit the index one year prior to their conversion to a floating rate, whereas fixed-rate perpetual bonds, floating-rate issues, inflation-linked bonds, and structured notes are entirely excluded. Senior and subordinated debt issues are eligible—including bullet, putable, sinkable/amortizing, and callable bonds—while defaulted bonds and contingent capital securities with explicit capital ratio or solvency/balance sheet-based triggers are excluded. Bonds with equity-type features such as warrants, convertibles, preferreds, or DRD/QDI-eligible issues, as well as Eurodollar issues, private placements, retail bonds, and illiquid securities with no available pricing, are excluded.

The “Index Provider” section is deleted in its entirety and replaced with the following:

The Index is owned, maintained and administered by BISL. BISL is not affiliated with the Trust, BIM, BBH, the Distributor or any of their respective affiliates.

BIM or its affiliates have entered into a license agreement with the Index Provider to use the Index. BIM, or its affiliates, sublicenses rights in the Index to the Trust at no charge.

The first and second paragraphs of the “Disclaimers” section are deleted in their entirety and replaced with the following:

“Bloomberg®” and the indices listed herein (the “Indices”) are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the Indices (collectively, “Bloomberg”), and have been licensed for use for certain purposes by BIM (the “Licensee”). The financial products referenced herein (the “Financial Products”) are not sponsored, endorsed, sold or promoted by Bloomberg. Bloomberg does not make any representation or warranty, express or implied, to the owners of or counterparties to the Financial Products or any member of the public regarding the advisability of investing in securities generally or in the Financial Products particularly. The only relationship of Bloomberg to the Licensee is the licensing of certain trademarks, trade names and service marks of the Indices, which are determined, composed and calculated by BISL without regard to the Licensee or the Financial Products. Bloomberg has no obligation to take the needs of the Licensee or the owners of the Financial Products into consideration in determining, composing or calculating the Indices. Bloomberg is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Financial Products to be issued. Bloomberg shall not have any obligation or liability, including, without limitation, to the customers of the Financial Products, in connection with the administration, marketing or trading of the Financial Products.

BLOOMBERG DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDICES OR ANY DATA RELATED THERETO AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. BLOOMBERG DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE LICENSEE, OWNERS OF THE FINANCIAL PRODUCTS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDICES OR ANY DATA RELATED THERETO. BLOOMBERG DOES NOT MAKE ANY EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDICES OR ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, TO THE MAXIMUM EXTENT ALLOWED BY LAW, BLOOMBERG, ITS LICENSORS, AND ITS AND THEIR RESPECTIVE EMPLOYEES, CONTRACTORS, AGENTS, SUPPLIERS, AND VENDORS SHALL HAVE NO LIABILITY OR RESPONSIBILITY WHATSOEVER FOR ANY INJURY OR DAMAGES – WHETHER DIRECT, INDIRECT, CONSEQUENTIAL, INCIDENTAL, PUNITIVE OR OTHERWISE – ARISING IN CONNECTION WITH THE FINANCIAL PRODUCTS OR INDICES OR ANY DATA OR VALUES RELATING THERETO – WHETHER ARISING FROM THEIR NEGLIGENCE OR OTHERWISE, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.

Change to the Prospectus for the BondBloxx USD High Yield Bond Sector Rotation ETF

Effective as of June 30, 2026, the following changes are hereby made to the Prospectus for the BondBloxx USD High Yield Bond Sector Rotation ETF:

The first paragraph under the section entitled “Principal Investment Strategies” in the Fund Overview section is deleted in its entirety and replaced with the following:

The Fund is “non-diversified,” which means that it may invest a greater percentage of its assets in a particular issuer and may invest in fewer issuers than a diversified fund. The Fund is “actively managed” and does not seek to replicate the performance of a specified index. The Fund operates as a “fund of funds,” meaning that it primarily invests its assets in securities of other ETFs. In particular, the Fund allocates its assets among ETFs that each focus on U.S. dollar-denominated, high yield corporate bonds (commonly referred to as “junk bonds”) in the various sectors of the fixed income securities market (each, a “Sector” and collectively, the “Sectors”). As of May 29, 2026, the Sectors include: BB-rated, single-B rated, and CCC-rated Sectors. Exposure to the Sectors is obtained by investing in ETFs that invest in the specific sectors included in the Bloomberg US Corporate High Yield Index (the “Underlying Benchmark”), which is a rules-based index consisting of U.S. dollar-denominated below investment grade corporate debt that is publicly issued in the U.S. domestic market (as determined by Bloomberg Index Services Limited (“BISL” or “Index Provider”)). The sector classifications as determined by BISL are subject to change and are not controlled by the Fund or BondBloxx Investment Management Corporation (the “Adviser” or “BIM”), the Fund’s and the Underlying Funds’ (as defined below) investment adviser. The ETFs in which the Fund invests are: BondBloxx BB Rated USD High Yield Corporate Bond ETF (ticker: XBB), BondBloxx B Rated USD High Yield Corporate Bond ETF (ticker: XB), and BondBloxx CCC Rated USD High Yield Corporate Bond ETF (ticker: XCCC) (each, an “Underlying Fund”). The Fund will be close to fully invested at all times in the Underlying Funds. Each Underlying Fund is an affiliated fund advised by the Adviser.

As of December 31, 2025, the bonds eligible for inclusion in the Underlying Benchmark include U.S. dollar-denominated high yield corporate debt instruments with a minimum par amount outstanding of $150 million, excluding debt issued by emerging markets corporate issuers that: (i) are rated high yield, defined as having a credit rating of Ba1/BB+/BB+ or below based on the middle rating of Moody’s, S&P, and Fitch; if only two agencies rate a bond, the lower rating is used, and if only one agency rates a bond, that single rating is used; (ii) feature a fixed-rate coupon, though original issue zero-coupon bonds, step-up coupon bonds with predetermined schedules, pay-in-kind (PIK) bonds, and toggle notes are permitted, while partial PIK bonds are excluded; (iii) have at least one year remaining until final maturity, regardless of any embedded optionality; and (iv) are registered with the SEC, exempt from registration at issuance, or offered pursuant to Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), with or without registration rights (for instruments issued with both Regulation-S (Reg-S) and Rule 144A tranches, the tranches are consolidated under the 144A tranche to capture the combined amount outstanding and prevent double-counting). Capital securities with fixed-to-floating or fixed-to-variable structures are eligible solely during their fixed-rate term and will exit the index one year prior to their conversion to a floating rate, whereas fixed-rate perpetual bonds, floating-rate issues, inflation-linked bonds, and structured notes are entirely excluded. Senior and subordinated debt issues are eligible—including bullet, putable, sinkable/amortizing, and callable bonds—while defaulted bonds and contingent capital securities with explicit capital ratio or solvency/balance sheet-based triggers are excluded. Bonds with equity-type features such as warrants, convertibles, preferreds, or DRD/QDI-eligible issues, as well as Eurodollar issues, private placements, retail bonds, and illiquid securities with no available pricing, are excluded. For more information regarding the Index, see “More Information About the Fund—Underlying Index” below.

The following new sub-section entitled “Underlying Benchmark” is added to “More Information About the Funds”:

Underlying Benchmark. As of December 31, 2025, the bonds eligible for inclusion in the Underlying Benchmark include U.S. dollar-denominated high yield corporate debt instruments with a minimum par amount outstanding of $150 million, excluding debt issued by emerging markets corporate issuers that: (i) are rated high yield, defined as having a credit rating of Ba1/BB+/BB+ or below based on the middle rating of Moody’s, S&P, and Fitch; if only two agencies rate a bond, the lower rating is used, and if only one agency rates a bond, that single rating is used; (ii) feature a fixed-rate coupon, though original issue zero-coupon bonds, step-up coupon bonds with predetermined schedules, pay-in-kind (PIK) bonds, and toggle notes are permitted, while partial PIK bonds are excluded; (iii) have at least one year remaining until final maturity, regardless of any embedded optionality; and (iv) are registered with the SEC, exempt from registration at issuance, or offered pursuant to Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), with or without registration rights (for instruments issued with both Regulation-S (Reg-S) and Rule 144A tranches, the tranches are consolidated under the 144A tranche to capture the combined amount outstanding and prevent double-counting). Capital securities with fixed-to-floating or fixed-to-variable structures are eligible solely during their fixed-rate term and will exit the index one year prior to their conversion to a floating rate, whereas fixed-rate perpetual bonds, floating-rate issues, inflation-linked bonds, and structured notes are entirely excluded. Senior and subordinated debt issues are eligible—including bullet, putable, sinkable/amortizing, and callable bonds—while defaulted bonds and contingent capital securities with explicit capital ratio or solvency/balance sheet-based triggers are excluded. Bonds with equity-type features such as warrants, convertibles, preferreds, or DRD/QDI-eligible issues, as well as Eurodollar issues, private placements, retail bonds, and illiquid securities with no available pricing, are excluded.

The “Index Provider” section is deleted in its entirety and replaced with the following:

The Index is owned, maintained and administered by BISL. BISL is not affiliated with the Trust, BIM, BBH, the Distributor or any of their respective affiliates.

BIM or its affiliates have entered into a license agreement with the Index Provider to use the Index. BIM, or its affiliates, sublicenses rights in the Index to the Trust at no charge.

The first and second paragraphs under the “Disclaimers” section are deleted in their entirety and replaced with the following:

“Bloomberg®” and the indices listed herein (the “Indices”) are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the Indices (collectively, “Bloomberg”), and have been licensed for use for certain purposes by BIM (the “Licensee”). The financial products referenced herein (the “Financial Products”) are not sponsored, endorsed, sold or promoted by Bloomberg. Bloomberg does not make any representation or warranty, express or implied, to the owners of or counterparties to the Financial Products or any member of the public regarding the advisability of investing in securities generally or in the Financial Products particularly. The only relationship of Bloomberg to the Licensee is the licensing of certain trademarks, trade names and service marks of the Indices, which are determined, composed and calculated by BISL without regard to the Licensee or the Financial Products. Bloomberg has no obligation to take the needs of the Licensee or the owners of the Financial Products into consideration in determining, composing or calculating the Indices. Bloomberg is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Financial Products to be issued. Bloomberg shall not have any obligation or liability, including, without limitation, to the customers of the Financial Products, in connection with the administration, marketing or trading of the Financial Products.

BLOOMBERG DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDICES OR ANY DATA RELATED THERETO AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. BLOOMBERG DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE LICENSEE, OWNERS OF THE FINANCIAL PRODUCTS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDICES OR ANY DATA RELATED THERETO. BLOOMBERG DOES NOT MAKE ANY EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDICES OR ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, TO THE MAXIMUM EXTENT ALLOWED BY LAW, BLOOMBERG, ITS LICENSORS, AND ITS AND THEIR RESPECTIVE EMPLOYEES, CONTRACTORS, AGENTS, SUPPLIERS, AND VENDORS SHALL HAVE NO LIABILITY OR RESPONSIBILITY WHATSOEVER FOR ANY INJURY OR DAMAGES – WHETHER DIRECT, INDIRECT, CONSEQUENTIAL, INCIDENTAL, PUNITIVE OR OTHERWISE – ARISING IN CONNECTION WITH THE FINANCIAL PRODUCTS OR INDICES OR ANY DATA OR VALUES RELATING THERETO – WHETHER ARISING FROM THEIR NEGLIGENCE OR OTHERWISE, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.

Changes to the SAI for the Credit Ratings Funds and the BondBloxx USD High Yield Bond Sector Rotation ETF

Effective as of June 30, 2026, the following changes are hereby made to the SAI for the Credit Ratings Funds and BondBloxx USD High Yield Bond Sector Rotation ETF:

The fourth paragraph of the “General Description of the Trust and its Funds” section of the SAI is deleted in its entirety and replaced with the following:

Each Credit Ratings Fund generally seeks to track the investment results of a component (each, a “Credit Ratings Index”) of the Bloomberg US Corporate High Yield Index (the “Underlying Credit Ratings Index”). Each Credit Ratings Index is composed of U.S. dollar denominated, high yield corporate bonds of a particular credit quality rating represented by the Underlying Credit Ratings Index.

The second paragraph under the “Sector Rotation Fund” sub-section in the “Investment Strategies and Additional Considerations” section of the SAI is deleted in its entirety and replaced with the following:

Unlike many conventional ETFs, the Sector Rotation Fund is “actively managed” and does not seek to replicate the performance of a specified index. The Fund operates as a “fund of funds,” meaning that it primarily invests its assets in securities of other ETFs. The investment objective of the Fund is to seek to provide total return by primarily investing its assets in U.S. dollar-denominated, high yield corporate bonds in the various sectors of the fixed income securities market (each, a “Sector” and collectively, the “Sectors”) through other ETFs. As of May 29, 2026, the Sectors include: BB-rated, single-B rated, and CCC-rated Sectors. Exposure to the Sectors is obtained by investing in ETFs that invest in the specific sectors included in the Bloomberg US Corporate High Yield Index (the “Underlying Benchmark”), which is a rules-based index consisting of U.S. dollar-denominated below investment grade corporate debt that is publicly issued in the U.S. domestic market (as determined by Bloomberg Index Services Limited (“BISL” or “Index Provider”)). The sector classifications as determined by BISL are subject to change and are not controlled by the Fund or BIM, the Fund’s and the Underlying Funds’ (as defined below) investment adviser. The ETFs in which the Fund invests are: BondBloxx BB Rated USD High Yield Corporate Bond ETF (ticker: XBB), BondBloxx B Rated USD High Yield Corporate Bond ETF (ticker: XB), and BondBloxx CCC Rated USD High Yield Corporate Bond ETF (ticker: XCCC) (each, an “Underlying Fund”). The Fund will be close to fully invested at all times in the Underlying Funds. Each Underlying Fund is an affiliated fund advised by the Adviser.

The “Construction and Maintenance of the Indexes – Credit Ratings Funds” section of the SAI is deleted in its entirety and replaced with the following:

Descriptions of the Credit Ratings Indexes and the Underlying Credit Ratings Index are provided below. With respect to certain Credit Ratings Indexes of the BondBloxx ETFs, BIM or its affiliates have held discussions with Bloomberg Index Services Limited (“BISL”) regarding their business interest in licensing an index to track a particular market segment and conveyed investment concepts and strategies that could be considered for the index. BISL designed and constituted such Indices using concepts conveyed by BIM or its affiliates. For each of these Indices, the relevant fund may be the first or sole user of the Credit Ratings Index. In its sole discretion, BISL determines the composition of the securities and other instruments in such Credit Ratings Index, the rebalance protocols of the Credit Ratings Index, the weightings of the securities and other instruments in the Credit Ratings Index, and any updates to the methodology. From time to time, BIM or its affiliates may also provide input relating to possible methodology changes of such Credit Ratings Index pursuant to BISL’s consultation process or pursuant to other communications with BISL.

Bloomberg US Corporate High Yield Index

Index Description. The Bloomberg US Corporate High Yield Index (the “Underlying Credit Ratings Index”) tracks the performance of U.S. dollar denominated below investment grade corporate debt that are publicly issued in the United States domestic market.

Index Methodology. Constituents of the Underlying Credit Ratings Index are capitalization-weighted, based on their current amount outstanding, provided the total allocation to an individual issuer in the Underlying Credit Ratings Index does not exceed 2%. Qualifying securities must have a below investment grade rating (based on Moody’s, S&P Global Ratings and Fitch), at least one year remaining term to final maturity as of the rebalancing date, a fixed coupon schedule and a minimum amount outstanding of $150 million. Restricted Securities (both with and without registration rights) may be included in the Underlying Credit Ratings Index. Callable perpetual securities may be included provided they are at least one year from the first call date. Fixed-to-floating rate securities may be included provided they are callable within the fixed rate period and are at least one year from the last call date prior to the date the bond transitions from a fixed to a floating rate security.

Accrued interest is calculated assuming next-day settlement. Cash flows from bond payments that are received during the month are retained in the Credit Ratings Index until the end of the month and then are removed as part of the rebalancing. Cash does not earn any reinvestment income while it is held in the Underlying Credit Ratings Index. The Credit Ratings Index is rebalanced on the last calendar day of the month, based on information available up to and including the third business day before the last business day of the month.

Each Credit Ratings Index described below is composed of a sub-set of bonds in the Underlying Credit Ratings Index.

Bloomberg US High Yield 300MM BB 2% Issuer Capped Index

Index Description. The Bloomberg US High Yield 300MM BB 2% Issuer Capped Index (for the purposes of this sub-section, the “Index”) tracks the performance of U.S. dollar denominated below investment grade corporate debt that is publicly issued in the United States domestic market.

Index Methodology. The Index is comprised of a subset of bonds from the Underlying Credit Ratings Index with at least $300 million outstanding that are rated BB1 through BB3, based on Moody’s, S&P Global Ratings and Fitch, but caps issuer exposure at 2%. Index constituents are capitalization-weighted, based on their current amount outstanding, provided the total allocation to an individual issuer does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the market value of each of their bonds is adjusted on a pro-rata basis. Similarly, the market values of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis.

Bloomberg US High Yield 300MM B 2% Issuer Capped Index

Index Description. The Bloomberg US High Yield 300MM B 2% Issuer Capped Index (for the purposes of this sub-section, the “Index”) tracks the performance of U.S. dollar denominated below investment grade corporate debt that is publicly issued in the United States domestic market.

Index Methodology. The Index is comprised of a subset of bonds from the Underlying Credit Ratings Index with at least $300 million outstanding that are rated B1 through B3, based on Moody’s, S&P Global Ratings and Fitch, but caps issuer exposure at 2%. Index constituents are capitalization-weighted, based on their current amount outstanding, provided the total allocation to an individual issuer does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the market value of each of their bonds is adjusted on a pro-rata basis. Similarly, the market values of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis.

Bloomberg US High Yield 300MM CCC 2% Issuer Capped Index

Index Description. The Bloomberg US High Yield 300MM CCC 2% Issuer Capped Index (for the purposes of this sub-section, the “Index”) tracks the performance of U.S. dollar-denominated below investment grade corporate debt that is publicly issued in the United States domestic market.

Index Methodology. The Index is comprised of a subset of bonds from the Underlying Credit Ratings Index with at least $300 million outstanding that are rated CCC1 through CCC3, based on Moody’s, S&P Global Ratings and Fitch, but caps issuer exposure at 2%. Index constituents are capitalization-weighted, based on their current amount outstanding, provided the total allocation to an individual issuer does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the market value of each of their bonds is adjusted on a pro-rata basis. Similarly, the market values of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis.

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